[logo] PIONEER Investments(R)







                                                 October 31, 2006

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:       Pioneer Bond Fund (the "Fund")
          (File Nos. 2-62436 and 811-02864)
          CIK No. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C shares, Class R shares, Class Y shares, Investor Class shares and multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.42 to the Fund's registration statement on Form N-1A filed electronically (Accession No.000276776-06-000037) on
October 27, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel Hynes
                                                     Daniel Hynes

                                                     Legal Product Manager




cc:  Mr. Christopher P. Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."